RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7.  RELATED PARTY TRANSACTIONS

The amounts due to and from related parties are due to the directors and officers of the Company. The balances are unsecured, non-interest bearing and due on demand. These transactions are in the normal course of operations and have been valued in these consolidated financial statements at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

As at November 30, 2019, $10,035 (November 30, 2018 - $3,000) was due to directors and officers of the Company:

	November 30, 2019	November 30, 2018
Company controlled by CFO	$5,000	$3,000
CEO of the Company	5,035	$-
	$10,035	$3,000

As at November 30, 2019, $25,070 (November 30, 2018 - $7,400) was due from directors and officers of the Company:

	November 30, 2019	November 30, 2018
Company controlled by Corporate Secretary	$5,250	$5,613
CEO of the Company	-	1,787
Director	19,820	-
	$25,070	$7,400

As at November 30, 2019, $26,578 (November 30, 2018 - $Nil) prepayment was made to the CEO of the Company and $13,289 to the SVP for Engineering Operations (November 30, 2018 - $Nil) (Note 3).

During the years ended November 30, 2019, 2018 and 2017, the Company entered into the following transactions with related parties:

	November 30, 2019	November 30, 2018	November 30, 2017
Management fees	$123,000	$71,842	$13,500
Accounting fees	24,490	20,748	-
Share-based payments	260,145	-	-
Salaries and benefits to CEO	318,790	13,200	-
	$726,425	$105,790	$13,500

During the year ended November 30, 2019, the Company granted 1,350,000 options to the CEO, CFO, the Corporate Secretary, and the Company's directors as follows:

	November 30, 2019
	Number of options granted	Expense for the period
CEO	400,000	$113,077
CFO	100,000	28,269
Corporate Secretary	100,000	28,269
Directors	750,000	90,530
	1,350,000	$260,145

As at November 30, 2019, no options were vested, and stock-based compensation amounting to $692,091 was recognized in profit or loss of which $260,145 were for the Company's officers and directors as above (Note 10).

Management fees consisted of the following:

	November 30, 2019	November 30, 2018	November 30, 2017
Company controlled by Corporate Secretary	$63,000	$36,842	$13,500
Company controlled by CFO	60,000	30,000	-
Director fees paid to Former Director	-	5,000	-
	$123,000	$71,842	$13,500